Intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible assets
Intangible assets
14.	Intangible assets

During the three months ended March 31, 2022, the Group acquired intangible assets with a cost of 17,672 (three months ended March 31, 2021: 110). Intangible assets with a cost of 17,664 was acquired in the process of acquisition of subsidiaries (three months ended March 31, 2021: 52), see Note 3 for more details. No assets were disposed of by the Group during the three months ended March 31, 2022 and 2021.

16.   Intangible assets

Computer
software
Cost
Balance at January 1, 2020	771
Additions	—
Balance at December 31, 2020	771

Amortization
Balance at January 1, 2020	435
Amortization for the year	260
Balance at December 31, 2020	695

Carrying amounts
Balance at December 31, 2020	76

	Computer
	software	License	Total
Cost
Balance at January 1, 2021	771	—	771
Additions	4	334	338
Acquisitions through business combinations	—	52	52
Balance at December 31, 2021	775	386	1,161

Amortization
Balance at January 1, 2021	695	—	695
Amortization for the year	55	145	200
Balance at December 31, 2021	750	145	895

Carrying amounts
Balance at December 31, 2021	25	241	266